Other Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in Reserves
Beginning balance	$ 164,675
Other comprehensive loss	(9,241)	$ (19,772)	$ 10,261
Total comprehensive loss for the period	(247,510)	(246,677)	(173,457)
Share-based payments	9,241	43,451	12,681
Exercise of options	25	69	741
Change in Non-controlling interests		14	(5)
Ending balance	163,174	164,675
Total other reserves
Changes in Reserves
Beginning balance	164,675	143,871	127,449
Other comprehensive loss	(9,258)	(19,801)	10,252
Total comprehensive loss for the period	(9,258)	(19,801)	10,252
Share-based payments	9,237	43,451	12,681
Exercise of options	(1,480)	(2,846)	(6,379)
Capital revaluation			(84)
Change in Non-controlling interests			(48)
Ending balance	163,174	164,675	143,871
Share-based payment capital reserves
Changes in Reserves
Beginning balance	176,289	135,684	129,453
Share-based payments	9,237	43,451	12,681
Exercise of options	(1,480)	(2,846)	(6,379)
Capital revaluation			(71)
Ending balance	184,046	176,289	135,684
Exchange difference on net investment in foreign operations
Changes in Reserves
Beginning balance	(165,456)	(161,902)	(76,942)
Other comprehensive loss	(182,489)	(3,554)	(84,884)
Total comprehensive loss for the period	(182,489)	(3,554)	(84,884)
Capital revaluation			(13)
Change in Non-controlling interests			(63)
Ending balance	(347,945)	(165,456)	(161,902)
Fair value reserve of financial assets at FVOCI
Changes in Reserves
Beginning balance	(3,941)
Other comprehensive loss	(5,672)	(3,941)
Total comprehensive loss for the period	(5,672)	(3,941)
Ending balance	(9,613)	(3,941)
Currency translation adjustment
Changes in Reserves
Beginning balance	157,783	170,089	74,938
Other comprehensive loss	178,903	(12,306)	95,136
Total comprehensive loss for the period	178,903	(12,306)	95,136
Change in Non-controlling interests			15
Ending balance	$ 336,686	$ 157,783	$ 170,089